Harbor Target Retirement Funds

Supplement to Prospectus dated March 1, 2018
September 28, 2018
Harbor Target Retirement 2025 Fund
Effective September 27, 2018, the Harbor Target Retirement 2025 Fund’s current target allocations referenced within the “Principal Investment Strategy” and the “Principal Risks” of the Fund Summary section are revised to reflect the following allocations: 58% fixed income, 42% equity, and 0% short-term.

Harbor Target Retirement 2030 Fund
Effective September 27, 2018, the Harbor Target Retirement 2030 Fund’s current target allocations referenced within the “Principal Investment Strategy” and the “Principal Risks” of the Fund Summary section are revised to reflect the following allocations: 51% fixed income, 49% equity, and 0% short-term.

Harbor Target Retirement 2035 Fund
Effective September 27, 2018, the Harbor Target Retirement 2035 Fund’s current target allocations referenced within the “Principal Investment Strategy” and the “Principal Risks” of the Fund Summary section are revised to reflect the following allocations: 60% equity, 40% fixed income, and 0% short-term.

Harbor Target Retirement 2040 Fund
Effective September 27, 2018, the Harbor Target Retirement 2040 Fund’s current target allocations referenced within the “Principal Investment Strategy” and the “Principal Risks” of the Fund Summary section are revised to reflect the following allocations: 69% equity, 31% fixed income, and 0% short-term.

All information shown on page 43 is replaced with the following:
Target Asset Allocation (GLIDE PATH)
                     Harbor Target Retirement Funds - Target Asset Allocation
GLIDE PATH
Over time, the allocation to asset classes and underlying Harbor funds will change in a predetermined manner as shown in the glide path. The glide path shows the shifting of the asset allocations over time and illustrates how each Target Retirement Fund’s (except Harbor Target Retirement Income Fund) asset mix becomes more conservative as time elapses.
The principal value of the Funds is not guaranteed at any time, including the target retirement date.
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Harbor Target Retirement Funds
Supplement to Prospectus dated March 1, 2018 — Continued

HARBOR TARGET RETIREMENT FUNDS - TARGET ALLOCATION AS OF SEPTEMBER 27, 2018
	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Income Fund
Equity
Harbor Capital Appreciation Fund	8%	7%	6%	6%	5%	4%	3%	2%	1%	1%
Harbor Strategic Growth Fund	4	4	3	3	2	2	3	2	1	1
Harbor Mid Cap Growth Fund	6	6	5	5	4	3	3	2	2	1
Harbor Small Cap Growth Fund	5	5	5	4	4	3	3	2	1	1
Harbor Large Cap Value Fund	14	13	11	10	8	7	6	5	3	3
Harbor Mid Cap Value Fund	9	8	7	7	6	5	4	3	2	2
Harbor Small Cap Value Fund	6	6	5	5	4	4	3	3	2	1
Harbor International Fund	12	11	10	9	8	6	5	4	3	3
Harbor Diversified International All Cap Fund	12	11	10	9	8	6	5	4	3	3
Harbor International Growth Fund	12	11	10	9	8	6	5	4	3	3
Harbor Global Leaders Fund	5	4	4	3	3	3	2	2	1	1
Total Equity	93	86	76	69	60	49	42	33	22	20
Fixed Income
Harbor High-Yield Bond Fund	0%	0%	6%	8%	9%	11%	11%	10%	8%	8%
Harbor High-Yield Opportunities Fund	3	6	4	5	6	8	8	7	5	5
Harbor Bond Fund	4	8	14	18	21	25	29	33	38	39
Harbor Real Return Fund	0	0	0	0	4	7	10	12	17	18
Total Fixed Income	7	14	24	31	40	51	58	62	68	70
Short-Term
Harbor Money Market Fund	0%	0%	0%	0%	0%	0%	0%	5%	10%	10%
Total Short-Term	0	0	0	0	0	0	0	5	10	10
	100%	100%	100%	100%	100%	100%	100%	100%	100%	100%
Investors Should Retain This Supplement For Future Reference
S0928.P.TR
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